Members' Equity	9 Months Ended
Sep. 30, 2021
Members' Equity [Abstract]
Members' Equity
19. MEMBERS’ EQUITY
At December 31, 2020 and 2019 and September 30, 2021 (unaudited) the common units issued and outstanding were:

	December 31, 2020	December 31, 2019	September 30, 2021
			(unaudited)
Voting Class A Common Units	26,000,000	26,000,000	26,000,000
Non-Voting Class B Common Units	17,333,333	17,333,333	17,333,333
Non-Voting Class C Common Units	154,250	34,250	175,500

Total	43,487,583	43,367,583	43,508,833

The rights of the holders of Class A, Class B, and Class C units were identical, except with respect to voting and certain preemptive and transfer rights. Each unit of Class A unit is entitled to one vote per unit (“Voting
Unit”), and Class B and Class C Unit have no voting rights
(“Non-Voting
Unit”). Class C units could only have been issued under the Company’s Member Incentive Plan (the “Plan”) discussed in Note 13—Equity-Based Compensation Expense. All classes of members were entitled to receive distributions, if any, in accordance with the provisions of the Company’s Operating agreement.
The holders of Class A and Class B units can elect three and two members to the Operating Board (collectively, the “Managers”). The number of Managers the Class B unit holders can elect is reduced when the equity ownership percentage of the Class B unit holders falls below a certain threshold. The holders of Class B units can prevent certain limited amendments to the Operating Agreement and have limited transfer rights, which the holders of Class C units do not have. In addition, the exercised and outstanding Class C units can be repurchased by the Company if the holder of the Class C unit were to breach certain restrictive covenants remain in effect post-termination.